Derivative financial instruments - Fuel Derivatives Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) l	Dec. 31, 2020 USD ($)	Feb. 22, 2022 l
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on derivative instruments (Note 14)	$ 24,373	$ (5,706)
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	11,000	6,000
Gains (losses) on derivative instruments (Note 14)	14,000	$ (6,000)
Not Designated As Hedging Instrument | Forward – fuel oil: | Entering Into Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l			1,969,000
Forward contracts | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 15,000
Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	27,000,000
Forward contracts | Not Designated As Hedging Instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	41,000,000